Capital management	12 Months Ended
Dec. 31, 2024
Capital management
Capital management

16.Capital management

The Company defines capital that it manages as shareholders’ equity. The Company manages its capital structure in order to have funds available to support its research and development and sustain the future development of the business. When managing capital, the Company’s objective is to ensure the entity continues as a going concern as well as to maintain optimal returns to shareholders and benefits for other stakeholders. Management adjusts the capital structure as necessary in order to support its activities.

Since inception, the Company’s objective in managing capital is to ensure sufficient liquidity to finance its research and development activities, general and administrative expenses, expenses associated with intellectual property protection, and its overall capital expenditures. There were no changes during the year ended December 31, 2024. The Company is not exposed to external requirements by regulatory agencies regarding its capital.